9. Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Sectorial financial assets, current	R$ 171,609	R$ 0	R$ 910,759
Sectorial financial assets, noncurrent	171,609	0	134,903
Sectorial financial liabilities, current	(192,819)	(155,261)	0
Sectorial financial liabilities, noncurrent	(90,700)	(123,731)	R$ 0
Electricity rate adjustment recoverable 2018 | Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Sectorial financial assets, current	333,412
Sectorial financial assets, noncurrent	333,412
Electricity rate adjustment recoverable 2018 | Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Sectorial financial assets, current	250,851
Sectorial financial assets, noncurrent	250,851
Electricity rate adjustment recoverable 2018 | Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Sectorial financial assets, current	18,056
Sectorial financial assets, noncurrent	18,056
Electricity rate adjustment recoverable 2018 | Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Sectorial financial assets, current	5,063
Sectorial financial assets, noncurrent	5,063
Electricity rate adjustment recoverable 2018 | Portion A | ESS
Disclosure of financial assets [line items]
Sectorial financial assets, current	(211,735)
Sectorial financial assets, noncurrent	(211,735)
Electricity rate adjustment recoverable 2018 | Portion A | CDE
Disclosure of financial assets [line items]
Sectorial financial assets, current	(28,800)
Sectorial financial assets, noncurrent	(28,800)
Electricity rate adjustment recoverable 2018 | Portion A | Proinfa
Disclosure of financial assets [line items]
Sectorial financial assets, current	(33)
Sectorial financial assets, noncurrent	(33)
Electricity rate adjustment recoverable 2018 | Other financial components | Neutrality
Disclosure of financial assets [line items]
Sectorial financial assets, current	33,319
Sectorial financial assets, noncurrent	33,319
Electricity rate adjustment recoverable 2018 | Other financial components | Overcontracting
Disclosure of financial assets [line items]
Sectorial financial assets, current	(112,137)
Sectorial financial assets, noncurrent	(112,137)
Electricity rate adjustment recoverable 2018 | Other financial components | Hydrological risk
Disclosure of financial assets [line items]
Sectorial financial assets, current	(93,964)
Sectorial financial assets, noncurrent	(93,964)
Electricity rate adjustment recoverable 2018 | Other financial components | Tariff refunds
Disclosure of financial assets [line items]
Sectorial financial assets, current	(21,302)
Sectorial financial assets, noncurrent	(21,302)
Electricity rate adjustment recoverable 2018 | Other financial components | CVA Angra III Adjustment
Disclosure of financial assets [line items]
Sectorial financial assets, current	(1,121)
Sectorial financial assets, noncurrent	(1,121)
Electricity rate adjustment recoverable 2016
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(102,774)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(318,905)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	354,651
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(67)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	3,759
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Portion A | ESS
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(65,712)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Portion A | CDE
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	146,005
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Portion A | Proinfa
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	15,179
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Other financial components | Neutrality
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	40,564
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Other financial components | Overcontracting
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(4,794)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Other financial components | Extraordinary Tariff Review
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(257,353)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Other financial components | Financial exposure
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	(16,250)
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2016 | Other financial components | Others
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	149
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	(192,819)	(52,487)
Sectorial financial liabilities, noncurrent	0	(52,487)
Electricity rate adjustment recoverable 2017 | Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	(168,939)	(108,610)
Sectorial financial liabilities, noncurrent	0	(108,610)
Electricity rate adjustment recoverable 2017 | Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	36,002	34,717
Sectorial financial liabilities, noncurrent	0	34,717
Electricity rate adjustment recoverable 2017 | Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	11,127	4,239
Sectorial financial liabilities, noncurrent	0	4,239
Electricity rate adjustment recoverable 2017 | Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	2,797	1,972
Sectorial financial liabilities, noncurrent	0	1,972
Electricity rate adjustment recoverable 2017 | Portion A | ESS
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	(167,938)	(103,853)
Sectorial financial liabilities, noncurrent	0	(103,853)
Electricity rate adjustment recoverable 2017 | Portion A | CDE
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	(84,293)	(37,697)
Sectorial financial liabilities, noncurrent	0	(37,697)
Electricity rate adjustment recoverable 2017 | Portion A | Proinfa
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	(5,122)	1,057
Sectorial financial liabilities, noncurrent	0	1,057
Electricity rate adjustment recoverable 2017 | Other financial components | Neutrality
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	54,609	75,206
Sectorial financial liabilities, noncurrent	0	75,206
Electricity rate adjustment recoverable 2017 | Other financial components | Overcontracting
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	87,949	80,482
Sectorial financial liabilities, noncurrent	0	80,482
Electricity rate adjustment recoverable 2017 | Other financial components | Tariff refunds
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	(12,470)	0
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Other financial components | CVA Angra III Adjustment
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	50,435	0
Sectorial financial liabilities, noncurrent	0	0
Electricity rate adjustment recoverable 2017 | Other financial components | Others
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	3,024	0
Sectorial financial liabilities, noncurrent	0	0
Tariff Review 2021 | Financial components
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	0
Sectorial financial liabilities, noncurrent	(90,700)	(71,244)
Tariff Review 2021 | Financial components | Tariff refunds
Disclosure of financial assets [line items]
Sectorial financial liabilities, current	0	0
Sectorial financial liabilities, noncurrent	R$ (90,700)	R$ (71,244)